Other Receivables (FY)	12 Months Ended
Dec. 31, 2022
Other Receivables [Abstract]
Other Receivables
7. Other Receivables
Other receivables consisted of the following at December 31, 2022 and 2021:

	As of December 31,
	2022	2021
Rebates receivable	$27,955	$24,950
Other	246	128
Total other receivables	$28,201	$25,078